Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 27,046	$ 54,147,769	$ (36,940,753)	$ 89,947	$ 17,324,009
Balance, shares at Dec. 31, 2022		10,142,694
Net loss				(1,621,164)		(1,621,164)
Balance at Jun. 30, 2023		$ 27,046	54,147,769	(38,561,917)	89,947	15,702,845
Balance, shares at Jun. 30, 2023		10,142,694
Balance at Dec. 31, 2023		$ 27,046	54,147,769	(39,583,437)	98,490	14,689,868
Balance, shares at Dec. 31, 2023		10,142,694
Net loss				(2,099,146)		(2,099,146)
Share-based compensation		$ 160	125,114			125,274
Share-based compensation, shares		60,000
Issuance of shares in exchange for services		$ 67	66,933			67,000
Issuance of shares in exchange of service, shares		25,000
Issuance of ordinary shares by ATM offering		$ 324	292,709			293,033
Issuance of ordinary shares by ATM offering, shares		121,572
Balance at Jun. 30, 2024		$ 27,597	$ 54,632,525	$ (41,682,583)	$ 98,490	$ 13,076,029
Balance, shares at Jun. 30, 2024		10,349,266